Income tax (Tables)	12 Months Ended
Dec. 31, 2023
Notes and other explanatory information [abstract]
Schedule of income tax reconciliation

	2023	2022	2021
Profit (loss) before income tax	1,539,078	(308,901)	(170,164)
Tax rate (i)	40%	41%	45%
Income tax	(615,631)	126,649	76,574

Permanent additions/exclusions
Share-based payments	(16,880)	(11,757)	(41,418)
Operational losses and others	(11,342)	(9,112)	(6,385)
Changes in income tax rate	-	(2,531)	(11,127)
Contingent share award (CSA) - termination (iii)	-	(145,785)	-
Effect of different tax rates - subsidiaries and parent company	80,128	(31,765)	(4,541)
Interest on capital	32,731	-
Other amounts (ii)	22,446	18,568	(10,603)
Income tax	(508,548)	(55,733)	2,500

Current tax expense	(1,184,230)	(473,345)	(219,824)
Deferred tax benefit	675,682	417,612	224,654
Income tax in the statement of profit or loss	(508,548)	(55,733)	4,830
Deferred tax recognized in OCI	1,666	829	(2,330)
Effective tax rate	33.0%	18.0%	2.8%
(i)	The tax rate used was the one applicable to the financial Brazilian subsidiaries, which represent the most significant portion of the operations of the Group. The tax rate used is not materially different from the average effective tax rate considering all jurisdictions where the Group has operations. The effect of other tax rates is shown in the table above as “effect of different tax rates – subsidiaries and parent company”.
(ii)	Mostly related to the amount of deductions and incentives.
(iii)	The amount is related to the termination of the Contingent Share Award (CSA) as described in note 10b.

Schedule of deferred income taxes

		Reflected in the statement of profit or loss
	2022	Constitution	Realization	Foreign exchange	Reflected in OCI	2023
Provisions for credit losses	583,791	1,067,729	(385,564)	64,777	-	1,330,733
Provision PIS/COFINS - Financial Revenue	6,299	-	(6,787)	(1,620)	-	(2,108)
Other temporary differences (i)	123,103	103,257	(45,132)	10,842	-	192,070
Total deferred tax assets on temporary differences	713,193	1,170,986	(437,483)	73,999	-	1,520,695
						-
Tax loss and negative basis of social contribution	97,857	61,047	(72,662)	6,676	-	92,918
Deferred tax assets	811,050	1,232,033	(510,145)	80,675	-	1,613,613

Futures settlement market	(13,739)	(3,082)	5,772	(460)	-	(11,509)
Fair value changes - financial instruments	(3,291)	(3,537)	(194)	(360)	(1,950)	(9,332)
Others	(24,088)	(59,381)	25,635	2,897	-	(54,937)
Deferred tax liabilities	(41,118)	(66,000)	31,213	2,077	(1,950)	(75,778)

Deferred tax, offset	769,932	1,166,033	(478,932)	82,752	(1,950)	1,537,835

Fair value changes - cash flow hedge	(1,758)	107,410	(118,829)	7,802	3,616	(5,375)
Deferred tax recognized during the year		1,273,443	(597,761)		1,666
(i)	Other temporary differences are composed mainly by other provisions and supplier provisions.
			Reflected in the statement of profit or loss
	2021	Other	Constitution	Realization	Foreign exchange	Reflected in OCI	2022

Provisions for credit losses	204,459	-	600,227	(221,817)	922	-	583,791
Provision PIS/COFINS - Financial Revenue	5,965	-	-	-	334	-	6,299
Other temporary differences (i)	72,343	12,175	68,971	(34,313)	3,927	-	123,103
Total deferred tax assets on temporary differences	282,767	12,175	669,198	(256,130)	5,183	-	713,193

Tax loss and negative basis of social contribution	77,985	-	19,930	(5,707)	5,649	-	97,857
Deferred tax assets	360,752	12,175	689,128	(261,837)	10,832	-	811,050

Futures settlement market	(18,850)	-	(7,821)	13,730	(798)	-	(13,739)
Fair value changes - financial instruments	(2,144)	-	(3,744)	4,634	(51)	(1,986)	(3,291)
Others	(8,340)	-	46,446	(60,338)	(1,856)	-	(24,088)
Deferred tax liabilities	(29,334)	-	34,881	(41,974)	(2,705)	(1,986)	(41,118)

Fair value changes - cash flow hedge	1,057	-	17,608	(20,194)	(229)	2,815	(1,758)
Deferred tax recognized during the year			741,617	(324,005)		829

			Reflected in the statement of profit or loss
	2020	Other	Constitution	Realization	Foreign exchange	Reflected in OCI	2021

Provisions for credit losses	68,155	41	197,920	(52,730)	(8,927)	-	204,459
Provision PIS/COFINS - Financial Revenue	6,398	-	-	-	(433)	-	5,965
Other temporary differences	41,982	585	52,157	(18,394)	(3,987)	-	72,343
Total deferred tax assets on temporary differences	116,535	626	250,077	(71,124)	(13,347)	-	282,767

Tax loss and negative basis of social contribution	8,596	4,201	67,939	-	(2,751)	-	77,985
Deferred tax assets	125,131	4,827	318,016	(71,124)	(16,098)	-	360,752

Futures settlement market	-	-	(19,137)	-	287	-	(18,850)
Fair value changes - financial instruments	(8,741)	-	(170)	5,544	(82)	1,305	(2,144)
Others	-	-	(14,524)	4,744	1,440	-	(8,340)
Deferred tax liabilities	(8,741)	-	(33,831)	10,288	1,645	1,305	(29,334)

Fair value changes - cash flow hedge	32	-	1,305	-	(280)	1,025	1,057
Deferred tax recognized during the year			285,490	(60,836)		2,330
(i)	Other temporary differences are composed mainly by other provisions and supplier provisions.